Reporting Entity and Group Information (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
ADS-TEC Energy PLC [Member]
Schedule of Consolidated Financial Statements [Line Items]
Location	Dublin
Country	Ireland
Shareholding Direct or indirect	Parent company
ads-tec Energy GmbH [Member]
Schedule of Consolidated Financial Statements [Line Items]
Location	Nürtingen
Country	Germany
Shareholding Direct or indirect	100%
ads-tec Energy, Inc. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Location	Sarasota
Country	USA
Shareholding Direct or indirect	100%
ads-tec Energy Service GmbH [Member]
Schedule of Consolidated Financial Statements [Line Items]
Location	Nürtingen
Country	Germany
Shareholding Direct or indirect	100%
ads-tec Energy Schweiz GmbH [Member]
Schedule of Consolidated Financial Statements [Line Items]
Location	Zurich
Country	Switzerland
Shareholding Direct or indirect	100%